Aberdeen Global Natural Resources Fund | Aberdeen Global Natural Resources Fund
Aberdeen Global Natural Resources Fund
Objective
The Aberdeen Global Natural Resources Fund (the “Global Natural Resources Fund” or the “Fund”) seeks long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Global Natural Resources Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the “Investing with Aberdeen Funds: Choosing a Share Class — Reduction and Waiver of Class A Sales Charges” section on page 179 of the Fund’s prospectus and in the “Additional Information on Purchases and Sales” — “Waiver of Class A Sales Charges” and “Reduction of Sales Charges” section on pages 145-147 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Global Natural Resources Fund	Class A		Class C	Class R	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Global Natural Resources Fund		Class A	Class C	Class R	Institutional Class	Institutional Service Class
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.61%	0.54%	0.57%	0.54%	0.55%
Total Annual Fund Operating Expenses		1.56%	2.24%	1.77%	1.24%	1.25%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.08%	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.48%	2.16%	1.69%	1.16%	1.17%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.16% for all Classes of the Fund at least through February 28, 2014 or the effective date of the 2014 annual update to the registration statement, whichever occurs first. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2014 or the effective date of the 2014 annual update to the registration statement, whichever occurs first.

Example

This Example is intended to help you compare the cost of investing in the Global Natural Resources Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Global Natural Resources Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Global Natural Resources Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	717	1,032	1,369	2,318
Class C	319	693	1,193	2,569
Class R	172	549	952	2,077
Institutional Class	118	386	673	1,493
Institutional Service Class	119	389	679	1,504

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Aberdeen Global Natural Resources Fund Class C	219	693	1,193	2,569

Portfolio Turnover

The Global Natural Resources Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.98% of the average value of its portfolio.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the Global Natural Resources Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. and foreign companies (including those located in emerging market countries) with business operations in or related to activities in natural resources industries, as discussed below. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts. Natural resources are materials with economic value that are derived from natural origins, such as energy sources, precious metals (e.g., gold, platinum), non-precious metals (e.g., aluminum, copper), chemicals and other basic commodities.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Global Natural Resources Fund.

Under normal market conditions, the Fund will invest significantly (at least 40% — unless market conditions are not deemed favorable by the Adviser in which case the Fund would invest at least 30%) in companies organized or having their principal place of business outside the United States or doing a substantial amount of business outside the United States. Under normal market conditions, the Fund invests in securities from at least three different countries.

A company that is eligible for investment by the Global Natural Resources Fund typically derives at least 50% of its revenues, net income or assets from the natural resources sector. Companies in natural resources industries may include those that:

•             participate in the discovery and development of natural resources;

•             own or produce natural resources;

•             engage in the transportation, distribution, or processing of natural resources;

•             contribute new technologies for the production or efficient use of natural resources, such as systems for energy conversion, conservation and pollution control;

•             provide related services such as mining, drilling, chemicals and related parts and equipment;

•             provide services/equipment that aid the production, processing or transportation of a resource (energy, agriculture, metals); and

•             would have related investments such as drilling rigs, oil tankers, any oil field service company, engineering and construction companies, chemical companies, fertilizer and ethanol.

The Global Natural Resources Fund is diversified; however, the Fund concentrates at least 25% of its net assets in at least one or more of the following industries or groups of industries:

•                      agricultural and farming products;

•                      alternative energy sources;

•                      base metal production;

•                      building materials;

•                      chemicals;

•                      coal;

•                      energy services and technology;

•                      environmental services;

•                      ferrous and nonferrous metals;

•                      forest products;

•                      gold and other precious metals;

•                      integrated oil;

•                      steel and iron ore production;

•                      oil and gas exploration and production;

•                      paper products; and

•                      real estate.

The Global Natural Resources Fund may invest in natural resources companies of any size, including established large-cap companies, as well as small-cap and mid-cap companies.

Principal Risks

The Global Natural Resources Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Natural Resources Industry Risk — the natural resources industry can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations. The securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries.

Stock Market Risk — the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk — foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk — a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging markets countries because the countries may have less stable governments, more volatile currencies and less established markets.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in overdraft charges to the Fund until the sale of portfolio securities to cover the redemption request settle.

Selection Risk — the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small- and Mid-Cap Securities Risk — in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Concentration Risk — investing 25% or more of the Fund’s net assets in a select group of companies in natural resources industries could subject the Fund to greater risk of loss and could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of industries.

If the value of the Fund’s investments goes down, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the Global Natural Resources Fund. The bar chart shows how the Fund’s annual total returns for Class A have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges or taxes. If the applicable sales charges or taxes were included, the annual total returns would be lower than those shown. The returns in the table reflect the maximum sales charge for Class A. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index.  Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the Global Natural Resources Fund for periods prior to June 23, 2008 reflect the performance of a predecessor fund (the “Predecessor Fund”). The Global Natural Resources Fund adopted the performance of the Predecessor Fund as the result of a reorganization on June 23, 2008 in which the Global Natural Resources Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. The Global Natural Resources Fund and the Predecessor Fund have substantially similar investment objectives and strategies. Returns of the Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes.

Annual Total Returns - Class A Shares (Years Ended Dec. 31)

Best Quarter: 28.91% - 3rd quarter 2005 Worst Quarter: -34.35% - 4th quarter 2008
Average Annual Total Returns as of December 31, 2012

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns Aberdeen Global Natural Resources Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	1.93%	(5.21%)	11.54%	Jun. 29, 2004
Class C	7.36%	(4.72%)	11.54%	Jun. 29, 2004
Class R	7.87%	(4.25%)	12.05%	Jun. 29, 2004
Institutional Class	8.47%	(3.77%)	12.65%	Jun. 29, 2004
Institutional Service Class	8.48%	(3.76%)	12.64%	Jun. 29, 2004
After Taxes on Distributions Class A	1.55%	(5.54%)	10.57%
After Taxes on Distributions and Sales of Shares Class A	1.24%	(4.39%)	10.21%
S&P Global Natural Resources Sector Index™ (reflects no deduction for fees, expenses or taxes)	7.15%	(1.51%)	9.13%	Jun. 29, 2004